Financial Assets at Fair Value Through Other Comprehensive Income (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity investments
Himax Technologies, Inc. (the Parent Company only)
Capital reduction from equity security investments designated as at FVTOCI	$ 0	$ 0	$ 99